Segment and Customer Reporting	9 Months Ended
Jun. 30, 2025
Segment and Customer Reporting
Segment and Customer Reporting
18.	Segment and Customer Reporting

The Company develops, manufactures and markets power technology products. There is only a single segment applicable to the Company.

Given the size and nature of the products produced, the Company’s sales are segregated based on large format batteries, with the remaining smaller product line categorized as “Other”.

There has been no change in either the determination of the Group's segments, or how segment performance is measured, from that described in the Company’s condensed interim consolidated financial statements as at and for the period ended June 30, 2025.

	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
Large format batteries	17,053	10,111	42,514	32,452
Other	80	163	806	608
	17,133	10,274	43,320	33,060

Revenues can also be analyzed as follows based on the nature of the underlying deliverables:

	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
Revenue with customers
Sale of batteries and battery systems	17,053	9,968	42,514	31,376
Sale of services	7	117	533	1,050
Others	73	189	273	634
	17,133	10,274	43,320	33,060

Revenues attributed to geographical regions based on the location of the customer were as follows:

	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
Canada	1,824	385	2,172	1,505
United States	15,304	9,777	41,042	31,398
Others	5	112	106	157
	17,133	10,274	43,320	33,060